                                                      Growth Fund

Growth Fund Summary

Ticker – MNRGX

Summary Prospectus   -   April 30, 2025

Before you invest you may want to review the Fund’s prospectus, which contains more information about the fund and its risks.  You can find the Fund’s prospectus and other information about the fund online at https://smithbridgeasset.com/growth-fund.  You can also get information at no cost by calling 1-800-787-3334, or by sending an e-mail request to meverson@smithbridgeasset.com.  The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated April 30, 2025, are incorporated by reference into this summary prospectus.  The Fund’s SAI may be obtained free of charge, in the same manner as the Prospectus.

Beginning on January 1, 2023, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website https://smithbridgeasset.com/, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.  You may elect to receive shareholder reports and other communication from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Investment Objective

The Growth Fund seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Growth Fund.

Shareholder Fees

(Fees paid directly from your investment)

Growth Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investments)

Growth Fund
Management Expenses	0.75%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.99%

Example

This example is intended to help you compare the cost of investing in shares of the Growth Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Growth Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
The Growth Fund	$101	$315	$547	$1,213

Portfolio Turnover

The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Growth Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Growth Fund’s performance.  During the most recent fiscal year, the portfolio turnover rate for the Growth Fund was 12.05%.

Principal Investment Strategies

The Growth Fund invests primarily in the common stock of large U.S. corporations with an average market capitalization generally over $7.5 billion, when the advisor believes the shares are priced attractively relative to the growth potential of company earnings.  The Growth Fund generally holds individual investments for three to five years, but occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change.

Principal Risks

An investor could lose money investing in the Growth Fund.  The Growth Fund is intended for long-term investors who can accept fluctuations in value and other risks associated with seeking the investment objectives of each Fund.

Risks in the Growth Fund include:

the possibility of a general decline in the stock market,

the possibility that a shift in economic conditions will adversely impact companies with strong growth rates,

or that the Fund manager will be unsuccessful in identifying attractive investments.

In addition to the risks outlined above, the Growth Fund carries the risk that Daniel A. Morris, the portfolio manager will be unable to perform his duties due to death or disability.

In addition to the risks associated with the investment strategy of the Fund, an investor is subject to risk from general market fluctuations, interest rate shifts, credit risk, the effect of inflation, and technology sector risk.

Market Risk

In the event of a general market decline, the value of the Fund could decline.  The values of investments may change, and possibly decrease, perhaps severely, in response to fluctuations in the stock market generally.

Inflation Risk

Inflation is the impact of rising prices over time.  It has the effect of reducing the future value of financial assets due to decreased purchasing power.  The impact of inflation, and investors’ expectation of future inflation, can impact the current value of portfolio investments, resulting in lower stock prices.

Technology Sector Risk

The Fund may, at times invest a substantial portion of the portfolio in companies in the technology sector.  Companies in this sector are subject to the risk of rapidly changing technological developments and highly competitive industry participants.  As a result, many companies can have variable earnings and may not pay dividends, leading to higher volatility as investor expectations shift.

Equity Risk

Equity securities may decline in value because of factors affecting a particular company or the market in general. Equity securities are susceptible to general stock market movements and may have sudden drops in value due to volatility.

Performance Information

The bar chart below shows how the Growth Fund’s investment results vary from year to year. The table below shows how the Growth Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Growth Fund. The Growth Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.

40.00%
30.00%
20.00%
10.00%
0.00%
-10.00%
-20.00%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024
-0.14%
4.49%
25.17%
-6.49%
30.76%
26.65%
27.90%
-17.37%
22.77%
24.46%

The Growth Fund’s year-to-date total return through March 31, 2025 was -9.59%.  During the period shown in the bar chart above, the lowest return for a calendar quarter for the Growth Fund was -17.40% for the 1st Quarter of 2020, the highest return was 25.27% during the 2nd Quarter of 2020.

Average Annual Total Returns For the Periods ended December 31, 2024
	1 Year	5 Year	10 Year

Return before taxes	24.46%	15.38%	12.56%
Return after taxes on distributions	22.99%	13.80%	11.36%
Return after taxes on distributions & sale of Fund shares	15.57%	12.06%	10.12%

S&P 500 Index Reflects no deduction for fees, expenses or taxes	26.29%	15.70%	12.03%

The primary index for comparison is the S&P 500 Index, a broad market index of large capitalization stocks.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Investment Advisor

Smithbridge Asset Management, Inc. is the investment advisor to the Manor Growth Fund.

Portfolio Manager

Daniel A. Morris has been the portfolio manager of the Manor Growth Fund since its inception in 1999.  He is currently Co-Chief Investment Officer of Smithbridge Asset Management, Inc. Previously, Mr. Morris was the President and Chief Investment Officer of Morris Capital Advisors, LLC, the previous investment advisor to the Manor Growth Fund.

Purchase and Sale of Fund Shares

Minimum initial purchase for Fund shares is $1,000 with minimum subsequent purchases of $25.  Shares can be purchased by check payable to Manor Investment Funds c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.  Fund shares can be redeemed by calling Mutual Shareholder Services at 800-663-4851.

You may purchase and redeem (sell) shares of the Fund on any business day through certain broker-dealers and other financial intermediaries.

Tax Information

Distributions from the Fund may be taxable as ordinary income or capital gains unless you are investing through a tax-deferred arrangement such as an individual retirement account.

Purchases to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’ Distributor or Advisor and its related companies may provide compensation for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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